FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA DD

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA DD

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Separate Account VA DD

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA DD (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

TA S&P 500 Index Initial Class (1)	Vanguard® International (1)

Vanguard® Balanced (1)	Vanguard® Mid-Cap Index (1)

Vanguard® Capital Growth (1)	Vanguard® Moderate Allocation (1)

Vanguard® Conservative Allocation (1)	Vanguard® Money Market (1)

Vanguard® Diversified Value (1)	Vanguard® Real Estate Index (1)

Vanguard® Equity Income (1)	Vanguard® Short-Term Investment Grade (1)

Vanguard® Equity Index (1)	Vanguard® Small Company Growth (1)

Vanguard® Global Bond Index (1)	Vanguard® Total Bond Market Index (1)

Vanguard® Growth (1)	Vanguard® Total International Stock Market Index (1)

Vanguard® High Yield Bond (1)	Vanguard® Total Stock Market Index (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA DD

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA DD indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA DD as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TA S&P 500 Index Initial Class (2)	Vanguard® International (1)
Vanguard® Balanced (1)	Vanguard® Mid-Cap Index (1)
Vanguard® Capital Growth (1)	Vanguard® Moderate Allocation (1)
Vanguard® Conservative Allocation (1)	Vanguard® Money Market (1)
Vanguard® Diversified Value (1)	Vanguard® Real Estate Index (1)
Vanguard® Equity Income (1)	Vanguard® Short-Term Investment Grade (1)
Vanguard® Equity Index (1)	Vanguard® Small Company Growth (1)
Vanguard® Global Bond Index (1)	Vanguard® Total Bond Market Index (1)
Vanguard® Growth (1)	Vanguard® Total International Stock Market Index (1)
Vanguard® High Yield Bond (1)	Vanguard® Total Stock Market Index (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022
(2)	Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA DD based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA DD in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian or the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA DD since 2014.

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA S&P 500 Index Initial Class	7,593,810.802	$ 159,430,232	$ 185,744,612	$ (7)	$ 185,744,605	12,662,114	$ 14.669320	$ 14.669320
Vanguard® Balanced	90,110,717.446	2,027,461,246	2,232,042,471	-	2,232,042,471	12,450,408	179.274638	179.274638
Vanguard® Capital Growth	19,443,523.309	719,797,721	990,453,077	(1)	990,453,076	8,164,763	121.308245	121.308245
Vanguard® Conservative Allocation	13,229,848.969	333,143,076	329,820,135	26	329,820,161	8,155,376	40.442054	40.442054
Vanguard® Diversified Value	33,745,452.210	458,046,921	561,861,779	10	561,861,789	7,901,094	71.111896	71.111896
Vanguard® Equity Income	37,471,310.208	837,530,595	939,031,034	17	939,031,051	5,345,716	175.660488	175.660488
Vanguard® Equity Index	33,418,336.689	1,351,361,118	2,410,798,809	89	2,410,798,898	9,222,509	261.403805	261.403805
Vanguard® Global Bond Index	7,496,130.935	152,180,209	138,003,771	(6)	138,003,765	6,532,737	21.124953	21.124953
Vanguard® Growth	29,306,189.989	763,106,918	985,860,231	2	985,860,233	6,532,858	150.907961	150.907961
Vanguard® High Yield Bond	36,874,485.033	276,307,537	272,871,189	(19)	272,871,170	6,129,248	44.519516	44.519516
Vanguard® International	36,185,535.390	932,111,556	926,349,706	1	926,349,707	11,464,733	80.799937	80.799937
Vanguard® Mid-Cap Index	31,091,525.314	675,271,860	834,496,539	(3)	834,496,536	7,421,627	112.441192	112.441192
Vanguard® Moderate Allocation	15,063,383.024	431,138,398	463,199,028	(9)	463,199,019	9,082,734	50.997751	50.997751
Vanguard® Money Market	1,064,410,389.154	1,064,410,389	1,064,410,389	(129)	1,064,410,260	482,358,449	2.206679	2.206679
Vanguard® Real Estate Index	32,706,986.498	402,637,655	383,980,021	(8)	383,980,013	4,541,194	84.554865	84.554865
Vanguard® Short-Term Investment Grade	70,630,887.850	743,819,132	735,973,851	51	735,973,902	33,044,325	22.272324	22.272324
Vanguard® Small Company Growth	40,110,203.369	779,870,070	782,550,068	(4)	782,550,064	5,395,565	145.035788	145.035788
Vanguard® Total Bond Market Index	108,300,590.425	1,266,511,901	1,132,824,176	(29)	1,132,824,147	27,944,073	40.538977	40.538977
Vanguard® Total International Stock Market Index	11,598,135.214	239,121,204	247,968,131	7	247,968,138	9,377,064	26.444112	26.444112
Vanguard® Total Stock Market Index	35,764,887.683	1,419,618,113	2,008,556,092	1	2,008,556,093	22,073,540	90.993835	90.993835

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA S&P 500 Index Initial Class Subaccount	Vanguard® Balanced Subaccount	Vanguard® Capital Growth Subaccount	Vanguard® Conservative Allocation Subaccount

Net Assets as of December 31, 2022:	$24,853,460	$2,028,697,070	$780,906,894	$336,374,170

Investment Income:
Reinvested Dividends	726,184	42,484,053	9,082,315	6,779,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,873	6,117,437	2,597,784	1,020,683

Net Investment Income (Loss)	569,311	36,366,616	6,484,531	5,759,250

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	859,538	82,330,543	43,755,998	8,775,250
Realized Gain (Loss) on Investments	3,587,163	33,165,086	27,271,036	(4,029,231)

Net Realized Capital Gains (Losses) on Investments	4,446,701	115,495,629	71,027,034	4,746,019
Net Change in Unrealized Appreciation (Depreciation)	6,859,313	117,395,652	133,618,681	28,433,699

Net Gain (Loss) on Investment	11,306,014	232,891,281	204,645,715	33,179,718

Net Increase (Decrease) in Net Assets Resulting from Operations	11,875,325	269,257,897	211,130,246	38,938,968

Increase (Decrease) in Net Assets from Contract Transactions	52,779,926	(179,528,720)	(27,242,744)	(34,120,289)

Total Increase (Decrease) in Net Assets	64,655,251	89,729,177	183,887,502	4,818,679

Net Assets as of December 31, 2023:	$89,508,711	$2,118,426,247	$964,794,396	$341,192,849

Investment Income:
Reinvested Dividends	1,429,059	50,645,508	11,526,220	9,273,188
Investment Expense:
Mortality and Expense Risk and Administrative Charges	429,173	6,615,345	3,097,468	1,011,098

Net Investment Income (Loss)	999,886	44,030,163	8,428,752	8,262,090

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,867,467	109,536,542	21,068,240	7,860,023
Realized Gain (Loss) on Investments	4,224,206	40,792,235	60,962,406	(1,225,422)

Net Realized Capital Gains (Losses) on Investments	7,091,673	150,328,777	82,030,646	6,634,601
Net Change in Unrealized Appreciation (Depreciation)	20,308,207	99,897,459	34,284,118	8,145,658

Net Gain (Loss) on Investment	27,399,880	250,226,236	116,314,764	14,780,259

Net Increase (Decrease) in Net Assets Resulting from Operations	28,399,766	294,256,399	124,743,516	23,042,349

Increase (Decrease) in Net Assets from Contract Transactions	67,836,128	(180,640,175)	(99,084,836)	(34,415,037)

Total Increase (Decrease) in Net Assets	96,235,894	113,616,224	25,658,680	(11,372,688)

Net Assets as of December 31, 2024:	$185,744,605	$2,232,042,471	$990,453,076	$329,820,161

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Diversified Value Subaccount	Vanguard® Equity Income Subaccount	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount

Net Assets as of December 31, 2022:	$501,891,522	$957,855,331	$1,761,523,106	$139,294,505

Investment Income:
Reinvested Dividends	7,308,477	24,867,217	27,016,308	2,724,977
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,522,203	2,690,367	5,735,306	416,486

Net Investment Income (Loss)	5,786,274	22,176,850	21,281,002	2,308,491

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,781,253	48,617,590	59,834,963	237,395
Realized Gain (Loss) on Investments	(8,677,644)	17,854,470	73,597,376	(1,900,409)

Net Realized Capital Gains (Losses) on Investments	19,103,609	66,472,060	133,432,339	(1,663,014)
Net Change in Unrealized Appreciation (Depreciation)	67,331,696	(22,808,440)	285,562,218	7,554,186

Net Gain (Loss) on Investment	86,435,305	43,663,620	418,994,557	5,891,172

Net Increase (Decrease) in Net Assets Resulting from Operations	92,221,579	65,840,470	440,275,559	8,199,663

Increase (Decrease) in Net Assets from Contract Transactions	(56,251,434)	(120,004,711)	(92,083,605)	(7,247,319)

Total Increase (Decrease) in Net Assets	35,970,145	(54,164,241)	348,191,954	952,344

Net Assets as of December 31, 2023:	$537,861,667	$903,691,090	$2,109,715,060	$140,246,849

Investment Income:
Reinvested Dividends	8,931,983	27,198,942	29,926,787	3,887,432
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,690,472	2,815,199	6,946,879	412,214

Net Investment Income (Loss)	7,241,511	24,383,743	22,979,908	3,475,218

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,284,382	57,336,902	85,558,768	144,691
Realized Gain (Loss) on Investments	1,079,311	15,667,017	150,772,133	(1,314,937)

Net Realized Capital Gains (Losses) on Investments	33,363,693	73,003,919	236,330,901	(1,170,246)
Net Change in Unrealized Appreciation (Depreciation)	34,545,201	30,187,683	237,159,098	(37,165)

Net Gain (Loss) on Investment	67,908,894	103,191,602	473,489,999	(1,207,411)

Net Increase (Decrease) in Net Assets Resulting from Operations	75,150,405	127,575,345	496,469,907	2,267,807

Increase (Decrease) in Net Assets from Contract Transactions	(51,150,283)	(92,235,384)	(195,386,069)	(4,510,891)

Total Increase (Decrease) in Net Assets	24,000,122	35,339,961	301,083,838	(2,243,084)

Net Assets as of December 31, 2024:	$561,861,789	$939,031,051	$2,410,798,898	$138,003,765

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Growth Subaccount	Vanguard® High Yield Bond Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2022:	$549,322,933	$266,416,005	$907,085,912	$770,137,496

Investment Income:
Reinvested Dividends	1,551,724	13,473,825	14,756,358	11,234,403
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,981,101	803,625	2,841,615	2,308,684

Net Investment Income (Loss)	(429,377)	12,670,200	11,914,743	8,925,719

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	31,819,150	14,098,209
Realized Gain (Loss) on Investments	7,653,781	(3,074,257)	20,889,901	26,620,717

Net Realized Capital Gains (Losses) on Investments	7,653,781	(3,074,257)	52,709,051	40,718,926
Net Change in Unrealized Appreciation (Depreciation)	210,441,118	19,312,820	61,655,555	61,482,994

Net Gain (Loss) on Investment	218,094,899	16,238,563	114,364,606	102,201,920

Net Increase (Decrease) in Net Assets Resulting from Operations	217,665,522	28,908,763	126,279,349	111,127,639

Increase (Decrease) in Net Assets from Contract Transactions	2,359,402	(18,214,472)	(84,818,307)	(75,564,680)

Total Increase (Decrease) in Net Assets	220,024,924	10,694,291	41,461,042	35,562,959

Net Assets as of December 31, 2023:	$769,347,857	$277,110,296	$948,546,954	$805,700,455

Investment Income:
Reinvested Dividends	2,497,198	15,352,318	11,775,092	11,668,172
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,720,456	822,830	2,915,006	2,497,996

Net Investment Income (Loss)	(223,258)	14,529,488	8,860,086	9,170,176

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	31,170,350	9,724,407
Realized Gain (Loss) on Investments	23,120,126	(1,749,031)	23,864,236	28,036,596

Net Realized Capital Gains (Losses) on Investments	23,120,126	(1,749,031)	55,034,586	37,761,003
Net Change in Unrealized Appreciation (Depreciation)	225,385,221	3,363,497	17,286,223	65,868,676

Net Gain (Loss) on Investment	248,505,347	1,614,466	72,320,809	103,629,679

Net Increase (Decrease) in Net Assets Resulting from Operations	248,282,089	16,143,954	81,180,895	112,799,855

Increase (Decrease) in Net Assets from Contract Transactions	(31,769,713)	(20,383,080)	(103,378,142)	(84,003,774)

Total Increase (Decrease) in Net Assets	216,512,376	(4,239,126)	(22,197,247)	28,796,081

Net Assets as of December 31, 2024:	$985,860,233	$272,871,170	$926,349,707	$834,496,536

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Moderate Allocation Subaccount	Vanguard® Money Market Subaccount	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount

Net Assets as of December 31, 2022:	$413,101,449	$1,081,368,955	$417,499,356	$805,622,697

Investment Income:
Reinvested Dividends	8,740,125	52,993,132	10,138,365	16,822,090
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,268,963	3,205,605	1,202,700	2,325,772

Net Investment Income (Loss)	7,471,162	49,787,527	8,935,665	14,496,318

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,930,486	11,713	19,126,687	-
Realized Gain (Loss) on Investments	2,972,806	-	(11,508,542)	(7,344,100)

Net Realized Capital Gains (Losses) on Investments	16,903,292	11,713	7,618,145	(7,344,100)
Net Change in Unrealized Appreciation (Depreciation)	36,072,508	-	26,765,998	36,676,114

Net Gain (Loss) on Investment	52,975,800	11,713	34,384,143	29,332,014

Net Increase (Decrease) in Net Assets Resulting from Operations	60,446,962	49,799,240	43,319,808	43,828,332

Increase (Decrease) in Net Assets from Contract Transactions	(24,770,652)	(64,922,474)	(40,453,468)	(90,104,454)

Total Increase (Decrease) in Net Assets	35,676,310	(15,123,234)	2,866,340	(46,276,122)

Net Assets as of December 31, 2023:	$448,777,759	$1,066,245,721	$420,365,696	$759,346,575

Investment Income:
Reinvested Dividends	10,714,593	54,538,681	12,732,699	27,036,624
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,375,275	3,248,232	1,205,595	2,239,931

Net Investment Income (Loss)	9,339,318	51,290,449	11,527,104	24,796,693

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,712,139	-	10,741,452	-
Realized Gain (Loss) on Investments	4,522,461	-	(7,438,050)	(2,499,471)

Net Realized Capital Gains (Losses) on Investments	13,234,600	-	3,303,402	(2,499,471)
Net Change in Unrealized Appreciation (Depreciation)	20,420,193	-	2,587,834	10,792,735

Net Gain (Loss) on Investment	33,654,793	-	5,891,236	8,293,264

Net Increase (Decrease) in Net Assets Resulting from Operations	42,994,111	51,290,449	17,418,340	33,089,957

Increase (Decrease) in Net Assets from Contract Transactions	(28,572,851)	(53,125,910)	(53,804,023)	(56,462,630)

Total Increase (Decrease) in Net Assets	14,421,260	(1,835,461)	(36,385,683)	(23,372,673)

Net Assets as of December 31, 2024:	$463,199,019	$1,064,410,260	$383,980,013	$735,973,902

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Small Company Growth Subaccount	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount	Vanguard® Total Stock Market Index Subaccount

Net Assets as of December 31, 2022:	$691,266,055	$1,202,347,994	$216,838,071	$1,458,042,807

Investment Income:
Reinvested Dividends	3,014,240	29,769,883	6,687,711	18,267,088
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,195,657	3,554,166	703,738	4,746,411

Net Investment Income (Loss)	818,583	26,215,717	5,983,973	13,520,677

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,800,482	89,028,861
Realized Gain (Loss) on Investments	(22,062,228)	(13,102,001)	(1,159,246)	53,898,811

Net Realized Capital Gains (Losses) on Investments	(22,062,228)	(13,102,001)	1,641,236	142,927,672
Net Change in Unrealized Appreciation (Depreciation)	149,689,842	47,186,797	25,188,734	206,334,892

Net Gain (Loss) on Investment	127,627,614	34,084,796	26,829,970	349,262,564

Net Increase (Decrease) in Net Assets Resulting from Operations	128,446,197	60,300,513	32,813,943	362,783,241

Increase (Decrease) in Net Assets from Contract Transactions	(37,121,402)	(65,828,663)	3,133,335	(78,024,040)

Total Increase (Decrease) in Net Assets	91,324,795	(5,528,150)	35,947,278	284,759,201

Net Assets as of December 31, 2023:	$782,590,850	$1,196,819,844	$252,785,349	$1,742,802,008

Investment Income:
Reinvested Dividends	4,282,554	32,778,013	7,737,286	23,846,414
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,365,209	3,515,576	780,303	5,784,181

Net Investment Income (Loss)	1,917,345	29,262,437	6,956,983	18,062,233

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,313,263	130,735,147
Realized Gain (Loss) on Investments	(2,460,555)	(12,814,527)	4,544,592	75,581,365

Net Realized Capital Gains (Losses) on Investments	(2,460,555)	(12,814,527)	5,857,855	206,316,512
Net Change in Unrealized Appreciation (Depreciation)	81,927,151	(6,116,411)	(662,986)	172,944,009

Net Gain (Loss) on Investment	79,466,596	(18,930,938)	5,194,869	379,260,521

Net Increase (Decrease) in Net Assets Resulting from Operations	81,383,941	10,331,499	12,151,852	397,322,754

Increase (Decrease) in Net Assets from Contract Transactions	(81,424,727)	(74,327,196)	(16,969,063)	(131,568,669)

Total Increase (Decrease) in Net Assets	(40,786)	(63,995,697)	(4,817,211)	265,754,085

Net Assets as of December 31, 2024:	$782,550,064	$1,132,824,147	$247,968,138	$2,008,556,093

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA DD (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Value Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Small Company Growth	Vanguard® Small Company Growth Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

TA S&P 500 Index Initial Class	$91,132,673	$19,429,179

Vanguard® Balanced	177,408,495	204,481,965

Vanguard® Capital Growth	61,708,208	131,296,136

Vanguard® Conservative Allocation	35,081,426	53,374,306

Vanguard® Diversified Value	49,342,975	60,967,424

Vanguard® Equity Income	94,517,807	105,032,504

Vanguard® Equity Index	149,267,993	236,115,482

Vanguard® Global Bond Index	16,471,194	17,362,081

Vanguard® Growth	103,880,169	135,873,145

Vanguard® High Yield Bond	27,307,119	33,160,646

Vanguard® International	50,054,207	113,401,974

Vanguard® Mid-Cap Index	28,715,746	93,824,892

Vanguard® Moderate Allocation	37,312,662	47,833,935

Vanguard® Money Market	251,567,870	253,403,508

Vanguard® Real Estate Index	30,376,837	61,912,350

Vanguard® Short-Term Investment Grade	50,846,915	82,512,877

Vanguard® Small Company Growth	22,019,082	101,526,431

Vanguard® Total Bond Market Index	69,317,308	114,381,992

Vanguard® Total International Stock Market Index	26,825,048	35,523,832

Vanguard® Total Stock Market Index	192,628,693	175,400,056

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA S&P 500 Index Initial Class	6,505,305	(1,436,677)	5,068,628	8,841,868	(3,898,977)	4,942,891

Vanguard® Balanced	103,929	(1,178,424)	(1,074,495)	79,733	(1,318,156)	(1,238,423)

Vanguard® Capital Growth	264,910	(1,092,825)	(827,915)	490,166	(785,097)	(294,931)

Vanguard® Conservative Allocation	460,038	(1,345,885)	(885,847)	678,250	(1,635,609)	(957,359)

Vanguard® Diversified Value	125,504	(887,846)	(762,342)	100,191	(1,118,790)	(1,018,599)

Vanguard® Equity Income	62,355	(621,217)	(558,862)	88,842	(929,367)	(840,525)

Vanguard® Equity Index	146,662	(969,334)	(822,672)	176,170	(677,042)	(500,872)

Vanguard® Global Bond Index	603,052	(823,815)	(220,763)	485,286	(855,290)	(370,004)

Vanguard® Growth	785,201	(1,019,289)	(234,088)	686,808	(670,544)	16,264

Vanguard® High Yield Bond	281,421	(758,047)	(476,626)	293,278	(758,095)	(464,817)

Vanguard® International	94,820	(1,388,877)	(1,294,057)	106,502	(1,294,956)	(1,188,454)

Vanguard® Mid-Cap Index	70,070	(869,346)	(799,276)	107,063	(960,985)	(853,922)

Vanguard® Moderate Allocation	363,688	(960,083)	(596,395)	388,501	(973,684)	(585,183)

Vanguard® Money Market	92,317,337	(116,717,625)	(24,400,288)	91,695,338	(123,248,201)	(31,552,863)

Vanguard® Real Estate Index	85,498	(735,930)	(650,432)	45,599	(596,195)	(550,596)

Vanguard® Short-Term Investment Grade	1,101,882	(3,711,702)	(2,609,820)	1,175,645	(5,557,922)	(4,382,277)

Vanguard® Small Company Growth	126,101	(722,326)	(596,225)	141,404	(463,080)	(321,676)

Vanguard® Total Bond Market Index	928,703	(2,784,196)	(1,855,493)	772,368	(2,485,413)	(1,713,045)

Vanguard® Total International Stock Market Index	687,346	(1,322,562)	(635,216)	1,257,113	(1,138,554)	118,559

Vanguard® Total Stock Market Index	471,249	(2,021,043)	(1,549,794)	517,747	(1,712,375)	(1,194,628)

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA S&P 500 Index Initial Class	$87,154,727	$(19,318,599)	$67,836,128	$94,370,692	$(41,590,766)	$52,779,926

Vanguard® Balanced	17,906,188	(198,546,363)	(180,640,175)	11,514,321	(191,043,041)	(179,528,720)

Vanguard® Capital Growth	29,781,986	(128,866,822)	(99,084,836)	46,997,257	(74,240,001)	(27,242,744)

Vanguard® Conservative Allocation	18,166,273	(52,581,310)	(34,415,037)	23,952,084	(58,072,373)	(34,120,289)

Vanguard® Diversified Value	8,532,082	(59,682,365)	(51,150,283)	5,709,439	(61,960,873)	(56,251,434)

Vanguard® Equity Income	10,467,939	(102,703,323)	(92,235,384)	13,040,791	(133,045,502)	(120,004,711)

Vanguard® Equity Index	34,641,750	(230,027,819)	(195,386,069)	34,282,104	(126,365,709)	(92,083,605)

Vanguard® Global Bond Index	12,613,213	(17,124,104)	(4,510,891)	9,735,802	(16,983,121)	(7,247,319)

Vanguard® Growth	102,426,841	(134,196,554)	(31,769,713)	68,734,345	(66,374,943)	2,359,402

Vanguard® High Yield Bond	12,193,987	(32,577,067)	(20,383,080)	11,531,816	(29,746,288)	(18,214,472)

Vanguard® International	7,377,119	(110,755,261)	(103,378,142)	7,648,956	(92,467,263)	(84,818,307)

Vanguard® Mid-Cap Index	7,591,882	(91,595,656)	(84,003,774)	9,832,156	(85,396,836)	(75,564,680)

Vanguard® Moderate Allocation	18,200,154	(46,773,005)	(28,572,851)	16,858,947	(41,629,599)	(24,770,652)

Vanguard® Money Market	198,277,949	(251,403,859)	(53,125,910)	188,870,105	(253,792,579)	(64,922,474)

Vanguard® Real Estate Index	7,110,909	(60,914,932)	(53,804,023)	3,403,535	(43,857,003)	(40,453,468)

Vanguard® Short-Term Investment Grade	24,198,362	(80,660,992)	(56,462,630)	24,063,432	(114,167,886)	(90,104,454)

Vanguard® Small Company Growth	18,109,722	(99,534,449)	(81,424,727)	17,511,542	(54,632,944)	(37,121,402)

Vanguard® Total Bond Market Index	37,686,552	(112,013,748)	(74,327,196)	30,134,400	(95,963,063)	(65,828,663)

Vanguard® Total International Stock Market Index	18,062,700	(35,031,763)	(16,969,063)	29,862,338	(26,729,003)	3,133,335

Vanguard® Total Stock Market Index	39,075,732	(170,644,401)	(131,568,669)	34,435,006	(112,459,046)	(78,024,040)

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA S&P 500 Index Initial Class
12/31/2024		12,662,114	$14.67	to	$14.67	$ 185,744,605	1.00%	0.300	% to	0.300	% 24.45	% to	24.45%
12/31/2023		7,593,486	11.79	to	11.79	89,508,711	1.37	0.300	to	0.300	25.71	to	25.71
12/31/2022	(1)	2,650,595	9.38	to	9.38	24,853,460	1.19	0.300	to	0.300	-	to	-
Vanguard® Balanced
12/31/2024		12,450,408	179.27	to	179.27	2,232,042,471	2.31	0.300	to	0.300	14.46	to	14.46
12/31/2023		13,524,903	156.63	to	156.63	2,118,426,247	2.08	0.300	to	0.300	13.98	to	13.98
12/31/2022		14,763,326	137.41	to	137.41	2,028,697,070	1.96	0.300	to	0.300	(14.56)	to	(14.56)
12/31/2021		16,187,356	160.83	to	160.83	2,603,367,176	1.81	0.270	to	0.270	18.70	to	18.70
12/31/2020		17,753,304	135.50	to	135.50	2,405,498,125	2.74	0.270	to	0.270	10.38	to	10.38
Vanguard® Capital Growth
12/31/2024		8,164,763	121.31	to	121.31	990,453,076	1.12	0.300	to	0.300	13.07	to	13.07
12/31/2023		8,992,678	107.29	to	107.29	964,794,396	1.04	0.300	to	0.300	27.60	to	27.60
12/31/2022		9,287,609	84.08	to	84.08	780,906,894	0.89	0.300	to	0.300	(15.74)	to	(15.74)
12/31/2021		9,959,153	99.78	to	99.78	993,758,270	0.98	0.270	to	0.270	21.21	to	21.21
12/31/2020		11,627,264	82.32	to	82.32	957,156,953	1.46	0.270	to	0.270	17.16	to	17.16
Vanguard® Conservative Allocation
12/31/2024		8,155,376	40.44	to	40.44	329,820,161	2.77	0.300	to	0.300	7.17	to	7.17
12/31/2023		9,041,223	37.74	to	37.74	341,192,849	1.99	0.300	to	0.300	12.17	to	12.17
12/31/2022		9,998,582	33.64	to	33.64	336,374,170	2.58	0.300	to	0.300	(15.15)	to	(15.15)
12/31/2021		11,074,153	39.65	to	39.65	439,078,966	1.53	0.270	to	0.270	5.70	to	5.70
12/31/2020		11,799,791	37.51	to	37.51	442,608,272	2.25	0.270	to	0.270	11.43	to	11.43
Vanguard® Diversified Value
12/31/2024		7,901,094	71.11	to	71.11	561,861,789	1.60	0.300	to	0.300	14.54	to	14.54
12/31/2023		8,663,436	62.08	to	62.08	537,861,667	1.44	0.300	to	0.300	19.77	to	19.77
12/31/2022		9,682,035	51.84	to	51.84	501,891,522	1.16	0.300	to	0.300	(11.75)	to	(11.75)
12/31/2021		10,106,177	58.74	to	58.74	593,646,368	1.06	0.270	to	0.270	30.11	to	30.11
12/31/2020		9,548,776	45.15	to	45.15	431,086,461	2.73	0.270	to	0.270	11.48	to	11.48
Vanguard® Equity Income
12/31/2024		5,345,716	175.66	to	175.66	939,031,051	2.92	0.300	to	0.300	14.77	to	14.77
12/31/2023		5,904,578	153.05	to	153.05	903,691,090	2.77	0.300	to	0.300	7.78	to	7.78
12/31/2022		6,745,103	142.01	to	142.01	957,855,331	2.55	0.300	to	0.300	(0.96)	to	(0.96)
12/31/2021		6,623,140	143.38	to	143.38	949,630,973	1.95	0.270	to	0.270	24.99	to	24.99
12/31/2020		7,141,402	114.71	to	114.71	819,221,317	2.89	0.270	to	0.270	2.97	to	2.97
Vanguard® Equity Index
12/31/2024		9,222,509	261.40	to	261.40	2,410,798,898	1.30	0.300	to	0.300	24.46	to	24.46
12/31/2023		10,045,181	210.02	to	210.02	2,109,715,060	1.41	0.300	to	0.300	25.74	to	25.74
12/31/2022		10,546,053	167.03	to	167.03	1,761,523,106	1.35	0.300	to	0.300	(18.47)	to	(18.47)
12/31/2021		11,161,255	204.88	to	204.88	2,286,707,536	1.25	0.270	to	0.270	28.20	to	28.20
12/31/2020		12,146,389	159.81	to	159.81	1,941,092,367	1.72	0.270	to	0.270	17.88	to	17.88
Vanguard® Global Bond Index
12/31/2024		6,532,737	21.12	to	21.12	138,003,765	2.85	0.300	to	0.300	1.73	to	1.73
12/31/2023		6,753,500	20.77	to	20.77	140,246,849	1.96	0.300	to	0.300	6.20	to	6.20
12/31/2022		7,123,504	19.55	to	19.55	139,294,505	2.83	0.300	to	0.300	(13.39)	to	(13.39)
12/31/2021		7,929,737	22.58	to	22.58	179,025,439	1.82	0.270	to	0.270	(2.10)	to	(2.10)
12/31/2020		8,745,254	23.06	to	23.06	201,682,101	1.48	0.270	to	0.270	6.38	to	6.38

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Growth
12/31/2024	6,532,858	$150.91	to	$150.91	$ 985,860,233	0.28%	0.300	% to	0.300	% 32.73%	to	32.73%
12/31/2023	6,766,946	113.69	to	113.69	769,347,857	0.23	0.300	to	0.300	39.72	to	39.72
12/31/2022	6,750,682	81.37	to	81.37	549,322,933	-	0.300	to	0.300	(33.56)	to	(33.56)
12/31/2021	7,471,225	122.48	to	122.48	915,102,076	0.03	0.270	to	0.270	17.54	to	17.54
12/31/2020	8,642,870	104.20	to	104.20	900,610,983	0.32	0.270	to	0.270	42.71	to	42.71
Vanguard® High Yield Bond
12/31/2024	6,129,248	44.52	to	44.52	272,871,170	5.64	0.300	to	0.300	6.13	to	6.13
12/31/2023	6,605,874	41.95	to	41.95	277,110,296	5.01	0.300	to	0.300	11.33	to	11.33
12/31/2022	7,070,691	37.68	to	37.68	266,416,005	5.16	0.300	to	0.300	(9.63)	to	(9.63)
12/31/2021	7,743,095	41.70	to	41.70	322,852,086	4.30	0.270	to	0.270	3.40	to	3.40
12/31/2020	8,649,613	40.32	to	40.32	348,793,843	5.55	0.270	to	0.270	5.39	to	5.39
Vanguard® International
12/31/2024	11,464,733	80.80	to	80.80	926,349,707	1.22	0.300	to	0.300	8.68	to	8.68
12/31/2023	12,758,790	74.34	to	74.34	948,546,954	1.55	0.300	to	0.300	14.31	to	14.31
12/31/2022	13,947,244	65.04	to	65.04	907,085,912	1.36	0.300	to	0.300	(30.33)	to	(30.33)
12/31/2021	15,152,194	93.35	to	93.35	1,414,444,717	0.28	0.270	to	0.270	(1.81)	to	(1.81)
12/31/2020	17,628,015	95.07	to	95.07	1,675,844,430	1.22	0.270	to	0.270	57.16	to	57.16
Vanguard® Mid-Cap Index
12/31/2024	7,421,627	112.44	to	112.44	834,496,536	1.41	0.300	to	0.300	14.73	to	14.73
12/31/2023	8,220,903	98.01	to	98.01	805,700,455	1.45	0.300	to	0.300	15.48	to	15.48
12/31/2022	9,074,825	84.87	to	84.87	770,137,496	1.14	0.300	to	0.300	(19.06)	to	(19.06)
12/31/2021	9,787,418	104.85	to	104.85	1,026,242,339	1.11	0.270	to	0.270	24.02	to	24.02
12/31/2020	10,647,287	84.54	to	84.54	900,172,889	1.52	0.270	to	0.270	17.75	to	17.75
Vanguard® Moderate Allocation
12/31/2024	9,082,734	51.00	to	51.00	463,199,019	2.35	0.300	to	0.300	9.99	to	9.99
12/31/2023	9,679,129	46.37	to	46.37	448,777,759	2.06	0.300	to	0.300	15.20	to	15.20
12/31/2022	10,264,312	40.25	to	40.25	413,101,449	2.46	0.300	to	0.300	(16.18)	to	(16.18)
12/31/2021	11,097,571	48.01	to	48.01	532,845,000	1.45	0.270	to	0.270	9.78	to	9.78
12/31/2020	12,050,600	43.74	to	43.74	527,071,032	2.37	0.270	to	0.270	13.46	to	13.46
Vanguard® Money Market
12/31/2024	482,358,449	2.21	to	2.21	1,064,410,260	5.07	0.300	to	0.300	4.88	to	4.88
12/31/2023	506,758,737	2.10	to	2.10	1,066,245,721	4.94	0.300	to	0.300	4.74	to	4.74
12/31/2022	538,311,600	2.01	to	2.01	1,081,368,955	1.55	0.300	to	0.300	1.21	to	1.21
12/31/2021	488,445,432	1.98	to	1.98	969,500,196	0.01	0.270	to	0.270	(0.25)	to	(0.25)
12/31/2020	582,028,923	1.99	to	1.99	1,158,181,682	0.48	0.270	to	0.270	0.25	to	0.25
Vanguard® Real Estate Index
12/31/2024	4,541,194	84.55	to	84.55	383,980,013	3.19	0.300	to	0.300	4.43	to	4.43
12/31/2023	5,191,626	80.97	to	80.97	420,365,696	2.52	0.300	to	0.300	11.36	to	11.36
12/31/2022	5,742,222	72.71	to	72.71	417,499,356	1.94	0.300	to	0.300	(26.52)	to	(26.52)
12/31/2021	6,237,254	98.94	to	98.94	617,133,252	1.99	0.270	to	0.270	39.83	to	39.83
12/31/2020	6,674,028	70.76	to	70.76	472,256,990	2.73	0.270	to	0.270	(5.11)	to	(5.11)
Vanguard® Short-Term Investment Grade
12/31/2024	33,044,325	22.27	to	22.27	735,973,902	3.65	0.300	to	0.300	4.58	to	4.58
12/31/2023	35,654,145	21.30	to	21.30	759,346,575	2.16	0.300	to	0.300	5.84	to	5.84
12/31/2022	40,036,422	20.12	to	20.12	805,622,697	1.67	0.300	to	0.300	(6.00)	to	(6.00)
12/31/2021	44,834,576	21.41	to	21.41	959,791,122	2.13	0.270	to	0.270	(0.72)	to	(0.72)
12/31/2020	48,598,868	21.56	to	21.56	1,047,934,625	2.54	0.270	to	0.270	5.21	to	5.21
Vanguard® Small Company Growth
12/31/2024	5,395,565	145.04	to	145.04	782,550,064	0.55	0.300	to	0.300	11.04	to	11.04
12/31/2023	5,991,790	130.61	to	130.61	782,590,850	0.41	0.300	to	0.300	19.29	to	19.29
12/31/2022	6,313,466	109.49	to	109.49	691,266,055	0.27	0.300	to	0.300	(25.57)	to	(25.57)
12/31/2021	6,843,985	147.12	to	147.12	1,006,853,915	0.38	0.270	to	0.270	13.91	to	13.91
12/31/2020	7,379,696	129.15	to	129.15	953,095,790	0.66	0.270	to	0.270	22.85	to	22.85

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Total Bond Market Index
12/31/2024	27,944,073	$ 40.54	to	$40.54	$1,132,824,147	2.82%	0.300%	to	0.300%	0.94%	to	0.94%
12/31/2023	29,799,566	40.16	to	40.16	1,196,819,844	2.50	0.300	to	0.300	5.26	to	5.26
12/31/2022	31,512,611	38.15	to	38.15	1,202,347,994	2.09	0.300	to	0.300	(13.47)	to	(13.47)
12/31/2021	34,378,088	44.10	to	44.10	1,515,906,275	2.12	0.270	to	0.270	(1.98)	to	(1.98)
12/31/2020	38,104,834	44.99	to	44.99	1,714,209,233	2.38	0.270	to	0.270	7.29	to	7.29
Vanguard® Total International Stock Market Index
12/31/2024	9,377,064	26.44	to	26.44	247,968,138	3.00	0.300	to	0.300	4.74	to	4.74
12/31/2023	10,012,280	25.25	to	25.25	252,785,349	2.84	0.300	to	0.300	15.20	to	15.20
12/31/2022	9,893,721	21.92	to	21.92	216,838,071	3.40	0.300	to	0.300	(16.26)	to	(16.26)
12/31/2021	9,752,070	26.17	to	26.17	255,247,398	1.89	0.270	to	0.270	8.24	to	8.24
12/31/2020	9,461,655	24.18	to	24.18	228,801,583	2.09	0.270	to	0.270	10.88	to	10.88
Vanguard® Total Stock Market Index
12/31/2024	22,073,540	90.99	to	90.99	2,008,556,093	1.24	0.300	to	0.300	23.34	to	23.34
12/31/2023	23,623,334	73.77	to	73.77	1,742,802,008	1.15	0.300	to	0.300	25.57	to	25.57
12/31/2022	24,817,962	58.75	to	58.75	1,458,042,807	1.35	0.300	to	0.300	(19.83)	to	(19.83)
12/31/2021	25,959,246	73.28	to	73.28	1,902,357,351	1.21	0.270	to	0.270	25.30	to	25.30
12/31/2020	28,505,479	58.49	to	58.49	1,667,172,118	1.60	0.270	to	0.270	20.23	to	20.23

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.10% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.